Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Schedule of Assumptions for Other Provisions

Provisions for financial commitments and guarantees £m		Regulatory and legal provisions £m	Other[1] £m	Total £m
At 1 January 2023	323	803	677	1,803
Exchange and other adjustments	(1)	5	3	7
Provisions applied	–	(378)	(372)	(750)
Charge for the year	–	675	342	1,017
At 31 December 2023	322	1,105	650	2,077
1    Restated for the adoption of IFRS 17; see notes 1 and 54.